PRINCIPAL ACCOUNTING POLICIES (Details 6)					0 Months Ended		1 Months Ended		22 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Feb. 28, 2012 Wing On Travel USD ($)	Feb. 28, 2012 Wing On Travel CNY	May 31, 2010 Wing On Travel USD ($)	May 31, 2010 Wing On Travel CNY	Dec. 31, 2013 Wing On Travel	Aug. 31, 2013 B2B hotel reservation company USD ($)	Aug. 31, 2013 B2B hotel reservation company CNY	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services USD ($)	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services HKD	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY
Business combination disclosures
Acquired percentage of issued share capital					10.00%	10.00%	90.00%	90.00%		51.00%	51.00%	100.00%	100.00%
Percentage of Ownership									100.00%
Purchase consideration							$ 88,000,000	598,000,000		$ 8,000,000	46,000,000	$ 16,000,000	120,000,000
Cash payment for acquisition					9,400,000	60,000,000	68,000,000	454,000,000
Amount of difference between the book value of non-controlling interests and the cash consideration, recorded as additional paid in capital						21,700,000
Goodwill	$ 160,650,707	972,531,184	822,585,341	798,601,767						$ 12,000,000	72,000,000	$ 7,000,000		44,000,000